SCHEDULE OF SUPPLEMENTAL CASH FLOW INFORMATION RELATED TO LEASES (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Leases
Operating cash outflows from operating leases	¥ 18,011	¥ 10,231	¥ 23,547
Right-of-use assets obtained in exchange for operating lease liabilities	97,731	84,947	23,628
Right-of-use assets obtained in exchange for finance lease liabilities, after modification	¥ 1,353,827